Transactions in Soles (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Transactions in Soles [Abstract]
Disclosure of Detailed Information Of Assets And Liabilities Denominated In Foreign Currency [Text Block]

As of December 31, 2017 and 2016, the Group presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2017	2016
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,233	6,332
Trade and other receivables	138,487	148,907
Income tax credit	24,779	24,962
Prepaid expenses	1,182	92
	170,681	180,293

Liabilities
Bank loans	(1,215)	-
Trade and other payables	(87,839)	(130,772)
Income tax payable	(7,088)	(7,262)
Provisions	(35,572)	(11,203)
	(131,714)	(149,237)

Net asset position	38,967	31,056